Group income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit (loss) [abstract]
Sales and other operating revenues		$ 241,392	$ 157,739	$ 105,944
Earnings from joint ventures – after interest and tax		1,128	543	(302)
Earnings from associates – after interest and tax		1,402	3,456	(101)
Interest and other income		1,103	581	663
Gains on sale of businesses and fixed assets		3,866	1,876	2,874
Total revenues and other income		248,891	164,195	109,078
Purchases		141,043	92,923	57,682
Production and manufacturing expenses		28,610	25,843	22,494
Production and similar taxes		2,325	1,308	695
Depreciation, depletion and amortization		14,318	14,805	14,889
Net impairment and losses on sale of businesses and fixed assets		30,522	(1,121)	14,381
Exploration expense		585	424	10,280
Distribution and administration expenses		13,449	11,931	10,397
Profit (loss) before interest and taxation		18,039	18,082	(21,740)
Finance costs		2,703	2,857	3,115
Net finance (income) expense relating to pensions and other post-retirement benefits		(69)	(2)	33
Profit (loss) before taxation		15,405	15,227	(24,888)
Taxation		16,762	6,740	(4,159)
Profit (loss) for the year	[1],[2]	(1,357)	8,487	(20,729)
Attributable to
bp shareholders		(2,487)	7,565	(20,305)
Non-controlling interests		$ 1,130	$ 922	$ (424)
Ordinary Shares
Profit (loss) for the year attributable to bp shareholders
Basic earnings (loss) per share (USD per share)		$ (0.1310)	$ 0.3757	$ (1.0042)
Diluted earnings (loss) per share (USD per share)		(0.1310)	0.3733	(1.0042)
American Depositary Share
Profit (loss) for the year attributable to bp shareholders
Basic earnings (loss) per share (USD per share)		(0.79)	2.25	(6.03)
Diluted earnings (loss) per share (USD per share)		$ (0.79)	$ 2.24	$ (6.03)

[1]	See Note 31 for further information.
[2]	See Note 32 for further information.